SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Other Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortized intangible assets [Abstract]
Carrying amount	$ 73,000	$ 117,000
Accumulated amortization	(711,000)	(667,000)
Core Deposit [Member]
Amortized intangible assets [Abstract]
Carrying amount	72,998	117,442
Accumulated amortization	$ (711,607)	$ (667,163)
Core Deposit [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period of intangible asset	14 years